Share-based payments	12 Months Ended
Apr. 03, 2022
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
Stock options
The Company has issued stock options to purchase subordinate voting shares under its incentive plans, prior to the public share offering on March 21, 2017, the Legacy Plan, and subsequently, the Omnibus Plan. All options are issued at an exercise price that is not less than market value at the time of grant and expire ten years after the grant date.
Legacy Plan
Under the terms of the Legacy Plan, options were granted to certain executives of the Company which are exercisable to purchase subordinate voting shares. The options vest contingent upon meeting the service, performance goals and exit event conditions of the Legacy Plan. No new options will be issued under the Legacy Plan.
a)Service-vested options
Service-vested options are subject to the executive’s continuing employment and generally are scheduled to vest 40% on the second anniversary of the date of grant, 20% on the third anniversary, 20% on the fourth anniversary and 20% on the fifth anniversary.
b)Performance-vested and exit event options
Performance-vested options that are tied to an exit event are eligible to vest pro rata on the same schedule as service-vested options, but do not vest until the exit event has occurred. All exit event conditions have been met, and no outstanding options are subject to exit event conditions.
Other performance-vested options vest based on measurable performance targets that do not involve an exit event. Performance-vested options are subject to the executive’s continued employment.
Omnibus Plan
Under the terms of the Omnibus Plan, options are granted to certain employees of the Company which are exercisable to purchase subordinate voting shares. The options vest over four years contingent upon meeting the service conditions of the Omnibus Plan, 25% on each anniversary of the date of grant.
Stock option transactions are as follows:

	Year ended
	April 3, 2022		March 28, 2021
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$38.32	2,498,973	$32.97	1,794,377
Granted to purchase shares	$48.92	739,420	$37.19	1,244,975
Exercised	$20.73	(342,148)	$9.42	(422,511)
Cancelled	$44.94	(173,555)	$48.44	(117,868)
Options outstanding, end of period	$42.99	2,722,690	$38.32	2,498,973
The following table summarizes information about stock options outstanding and exercisable at April 3, 2022:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$0.02	62,271	2.0	62,271	2.0
$0.25	55,248	2.4	55,248	2.4
$1.79	44,307	2.9	44,307	2.9
$4.62	22,221	4.0	22,221	4.0
$8.94	124,444	4.8	124,444	4.8
$23.64	42,576	5.4	42,576	5.4
$30.73	48,730	5.2	48,730	5.2
$31.79	35,622	5.6	35,622	5.6
$33.97	755,909	8.2	100,380	8.2
$45.34	47,244	7.2	19,605	7.2
$46.38	8,573	7.6	2,857	7.6
$48.21	11,045	9.4	—	0.0
$48.93	662,875	9.2	—	0.0
$50.00	250,000	8.2	62,500	8.2
$63.03	373,674	7.0	280,246	7.0
$83.53	177,951	6.2	133,451	6.2
	2,722,690	7.5	1,034,458	5.9
Restricted share units
Under the Omnibus Plan, the Company has granted RSUs to employees of the Company. The RSUs are treated as equity instruments for accounting purposes. We expect that vested RSUs will be paid at settlement through the issuance of one subordinate voting share per RSU. The RSUs vest over a period of three years, a third on each anniversary of the date of grant.
RSUs transactions are as follows:

	Year ended
	April 3, 2022	March 28, 2021
	Number	Number
RSUs outstanding, beginning of period	137,117	39,432
Granted	152,320	119,758
Settled	(49,968)	(13,386)
Cancelled	(23,879)	(8,687)
RSUs outstanding, end of period	215,590	137,117
Subordinate voting shares, to a maximum of 3,008,686 shares, have been reserved for issuance under equity incentive plans to select employees of the Company, with vesting contingent upon meeting the service, performance goals and other conditions of the Plan.
Accounting for share-based awards
For the year ended April 3, 2022, the Company recorded $14.0m as contributed surplus and compensation expense for stock options and RSUs (March 28, 2021 - $11.3m, March 29, 2020 - $7.8m). Share-based compensation expense is included in SG&A expenses.
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	Year ended
	April 3, 2022	March 28, 2021
Weighted average stock price valuation	$48.92	$37.19
Weighted average exercise price	$48.92	$37.19
Risk-free interest rate	0.44%	0.32%
Expected life in years	5	5
Expected dividend yield	—%	— %
Volatility	40%	40%
Weighted average fair value of options issued	$14.36	$9.90